OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 915	$ 959	$ 925	$ 932
Current year additions	220	233	404	437
Claims paid	(203)	(169)	(383)	(370)
Currency translation adjustment and other	9	(96)	(5)	(72)
Balance at June 30	$ 941	$ 927	$ 941	$ 927